SIGNIFICANT ACCOUNTING POLICIES (Schedule of Depreciation Rates) (Details)	12 Months Ended
Dec. 31, 2013
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	6.00%
Computers, software and electronic equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	17.00%
Computers, software and electronic equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	33.00%
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	[1]

[1]	Shorter of the term of the lease or useful life